Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2021
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss

19 Financial assets at fair value through profit or loss

		December 31,
		2021	2020
		$	$
Financial assets measured at FVPL
– Unlisted securities	(i)	9,906,000	—
		9,906,000	—

Note:

(i)	On September 14, 2021, the Group purchased 10,000 units of Class B shares of Heritage Global Investment SPC, which is an exempted company incorporated in the Cayman Islands.

Movement of the balance during the year ended December 31, 2021 is as follow:

	2021	2020
	$	$
At January 1	—	—
Additions during the year	10,000,000	—
Fair value loss on financial assets at fair value through profit or loss	(94,000)	—
At December 31	9,906,000	—